Schedule of Indebtedness Consisted (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Related party loan
Total debt		$ 6,266
Less: current portion		(242)
Total long-term debt, net		6,024
Bridge Loan [Member]
Debt Instrument [Line Items]
Related party loan		4,836
Related Party Loan [Member]
Debt Instrument [Line Items]
Related party loan		$ 1,430